Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (876,000)	$ (3,660,000)	$ (7,962,428)	$ (8,176,130)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,074,000	965,000	2,015,048	1,206,505
Stock-based compensation	318,000	89,000	152,928	2,207,046
Gain on extinguishments of debt		(140,000)	(141,279)	(1,228,308)
Impairment of intangible asset			347,110	1,139,908
Impairment of goodwill				86,348
Stock-based consulting expenses	4,427,000		3,601,987
Change in fair value of compensation	(865,000)			(127,500)
Loss on disposal of assets	53,000	267,000	274,097	193,405
Bad debt expense	34,000	(59,000)	(47,555)	6,663
Changes in operating assets and liabilities:
Accounts receivable, net	(47,401,000)	(123,000)	(3,376)	(21,525)
Inventory	(9,000)	45,000	(38,393)	(125,461)
Prepaid expenses and other current assets	(2,000)	1,194,000	1,471,889	(1,748,425)
Security deposits and other assets	1,000	(12,000)	65,497	(274)
Accounts payable and accrued expenses	39,014,000	(611,000)	(132,985)	622,828
Deferred rent		(128,000)	(128,095)	(3,081)
Operating right of use asset and liability, net	(21,000)	131,000	123,602
Deferred revenue	17,000	228,000	307,797	(69,380)
Other current liabilities	22,000	(91,000)	(104,473)	(355,330)
Total adjustments	(3,338,000)	1,755,000	7,763,799	1,783,419
Net cash used in operating activities	(4,214,000)	(1,905,000)	(198,629)	(6,392,711)
Cash Flows from Investing Activities
Deposit on farmland	(3,888,000)		(4,914,191)
Purchases of property and equipment	(247,000)	(283,000)	(596,611)	(262,019)
Disposal of property and equipment	110,000
Collections from loans receivable			71,184	1,600
Net cash used in investing activities	(4,025,000)	(283,000)	(5,439,618)	(3,575,809)
Cash Flows from Financing Activities
Repayments of convertible note		(50,000)
Proceeds from other notes payable	3,500,000
Proceeds from Private Placement Offering, net of underwriter’s discount and offering costs of $2,079,965				22,890,950
Proceeds from exercise of pre-funded warrants			44	28,773
Cash paid-in connection with cancellation of shares				(100,000)
Repayments of notes payables	(69,000)	(63,000)	(230,080)	(1,280,432)
Net cash (used in) / provided by financing activities	3,431,000	(113,000)	(230,036)	21,539,291
Net (Decrease) / Increase in Cash	(4,808,000)	(2,301,000)	(5,868,283)	11,570,771
Cash – beginning of period	9,898,420	15,766,703	15,766,703	4,195,932
Cash – end of period	5,090,000	13,466,000	9,898,420	15,766,703
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	20,000	87,000	95,926	80,697
Cash paid for taxes			26,567
Supplemental Disclosures of Non-Cash Investing and Financing Activities
Cash less exercise of pre-funded warrants			241
SuperFit Foods LLC [Member]
Cash Flows from Investing Activities
Cash paid-in connection with the acquisition				(500,000)
Pokemoto LLC [Member]
Cash Flows from Investing Activities
Cash paid-in connection with the acquisition				$ (2,815,390)